UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-490
                                                      -------

                          Oppenheimer Equity Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.7%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.1%
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.1%

Las Vegas Sands Corp. 1                                                                  266,000   $     35,489,720
--------------------------------------------------------------------------------------------------------------------
MEDIA--5.3%
Cinemark Holdings, Inc.                                                                  743,781         13,804,575
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                 833,028         19,959,351
--------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                         303,700         12,457,774
--------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                       2,041,063         78,907,496
--------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                1,465,320         32,222,387
--------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1                                               919,400         13,027,898
                                                                                                   -----------------
                                                                                                        170,379,481
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
J.C. Penney Co., Inc. (Holding Co.)                                                      333,300         21,121,221
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                             251,500         15,987,855
                                                                                                   -----------------
                                                                                                         37,109,076
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Abercrombie & Fitch Co., Cl. A                                                            99,200          8,005,440
--------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                            597,977         12,850,526
--------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                            186,000          9,737,100
                                                                                                   -----------------
                                                                                                         30,593,066
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Polo Ralph Lauren Corp., Cl. A                                                           272,000         21,148,000
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Fomento Economico Mexicano SA de CV, UBD                                               2,071,000          7,714,131
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.6%
Costco Wholesale Corp.                                                                 1,524,811         93,577,651
--------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                          315,146         12,293,845
--------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                              305,500         10,872,745
                                                                                                   -----------------
                                                                                                        116,744,241
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
Cadbury Schweppes plc                                                                  1,828,130         21,207,744
--------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                      669,788         17,501,560
--------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                 52,000         23,359,244
                                                                                                   -----------------
                                                                                                         62,068,548
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Reckitt Benckiser plc                                                                    315,180         18,520,275
--------------------------------------------------------------------------------------------------------------------
TOBACCO--1.4%
Altria Group, Inc.                                                                       653,408         45,431,458
--------------------------------------------------------------------------------------------------------------------
ENERGY--9.8%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Halliburton Co.                                                                          439,648         16,882,483
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                        376,350         39,516,750
--------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                352,660         25,179,924
                                                                                                   -----------------
                                                                                                         81,579,157
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--7.3%
Exxon Mobil Corp.                                                                        859,240         79,531,254
--------------------------------------------------------------------------------------------------------------------


                        1 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                         555,447   $     38,820,191
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                               338,200         21,671,856
--------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                              528,030         39,866,265
--------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                    462,850         18,819,481
--------------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                                  273,610         22,170,618
--------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                         247,300         15,293,032
                                                                                                   -----------------
                                                                                                        236,172,697
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.9%
Credit Suisse Group, ADR                                                                 365,600         24,250,248
--------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                              3,947,378         51,552,757
--------------------------------------------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                                                     665,610         14,190,805
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                 101,700         12,966,750
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                          146,100         31,665,714
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                     178,700         11,842,449
--------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                   446,500          9,644,400
--------------------------------------------------------------------------------------------------------------------
UBS AG 2                                                                               1,421,960         75,719,370
--------------------------------------------------------------------------------------------------------------------
UBS AG 2                                                                                 425,475         22,877,161
                                                                                                   -----------------
                                                                                                        254,709,654
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
Wachovia Corp.                                                                         1,536,643         77,062,646
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp.                                                                  1,270,284         63,857,177
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          856,850         39,989,190
--------------------------------------------------------------------------------------------------------------------
CME Group, Inc.                                                                           47,300         27,781,655
--------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                             48,800          2,459,520
                                                                                                   -----------------
                                                                                                        134,087,542
--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
AMBAC Financial Group, Inc.                                                               98,700          6,209,217
--------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                    303,464         33,453,871
--------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                        310,188         16,433,760
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                               220,300         21,496,874
                                                                                                   -----------------
                                                                                                         77,593,722
--------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.4%
CB Richard Ellis Group, Inc., Cl. A 1                                                    477,800         13,301,952
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Freddie Mac                                                                              903,824         53,334,654
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.2%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Celgene Corp. 1                                                                          219,889         15,680,285
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                        196,800         15,354,336
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                  381,910         15,608,662
--------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                            184,682          2,568,927
                                                                                                   -----------------
                                                                                                         49,212,210
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Bard (C.R.), Inc.                                                                         78,000          6,878,820
--------------------------------------------------------------------------------------------------------------------


                        2 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
St. Jude Medical, Inc. 1                                                                 274,200   $     12,083,994
                                                                                                   -----------------
                                                                                                         18,962,814
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.4%
Medco Health Solutions, Inc. 1                                                           389,509         35,207,719
--------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                   150,100          9,132,084
--------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                        430,624         33,984,846
                                                                                                   -----------------
                                                                                                         78,324,649
--------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Covance, Inc. 1                                                                          152,500         11,879,750
--------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                                                         322,800         18,632,016
                                                                                                   -----------------
                                                                                                         30,511,766
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.7%
Abbott Laboratories                                                                      218,000         11,689,160
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                           151,000          9,734,970
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        793,190         52,112,583
--------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                    234,824          4,182,215
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                        268,900         13,899,441
--------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                         479,320         26,343,427
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                         119,869         21,734,461
--------------------------------------------------------------------------------------------------------------------
Shire plc                                                                                487,508         11,979,235
                                                                                                   -----------------
                                                                                                        151,675,492
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.6%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.1%
Alliant Techsystems, Inc. 1                                                              152,504         16,668,687
--------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                             1,080,168        113,406,838
--------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                109,100          4,791,672
--------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                   227,500         19,216,925
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                     30,400          3,298,096
--------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                 65,700          9,722,286
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                768,460         61,845,661
                                                                                                   -----------------
                                                                                                        228,950,165
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Corporate Executive Board Co. (The)                                                      186,100         13,816,064
--------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                          182,400          5,446,464
                                                                                                   -----------------
                                                                                                         19,262,528
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
ABB Ltd.                                                                                 687,943         18,030,634
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.0%
Siemens AG, Sponsored ADR                                                                241,480         33,143,130
--------------------------------------------------------------------------------------------------------------------
MACHINERY--1.9%
Deere & Co.                                                                              187,868         27,883,369
--------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                         164,300          8,356,298
--------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                           439,700         27,129,490
                                                                                                   -----------------
                                                                                                         63,369,157
--------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Fastenal Co.                                                                             297,100         13,491,311


                        3 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.3%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.9%
Cisco Systems, Inc. 1                                                                  1,670,473   $     55,309,361
--------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                          1,133,500         27,940,775
--------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                      203,600          7,571,884
--------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                           496,100         20,965,186
--------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                                                                347,200         34,216,560
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR                                         1,110,110         44,182,378
                                                                                                   -----------------
                                                                                                        190,186,144
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
Apple, Inc. 1                                                                            247,300         37,970,442
--------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                            1,226,000         25,500,800
--------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                440,160         11,844,706
                                                                                                   -----------------
                                                                                                         75,315,948
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.7%
eBay, Inc. 1                                                                             767,600         29,951,752
--------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                    101,100         57,350,997
                                                                                                   -----------------
                                                                                                         87,302,749
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.1%
Affiliated Computer Services, Inc., Cl. A 1                                              419,840         21,092,762
--------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                                                   188,000         14,996,760
                                                                                                   -----------------
                                                                                                         36,089,522
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
Applied Materials, Inc.                                                                  748,543         15,494,840
--------------------------------------------------------------------------------------------------------------------
ASML Holding NV 1                                                                        424,900         13,962,214
--------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                                  483,284         17,610,869
--------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                     607,532         32,357,154
--------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                               326,600         11,862,112
                                                                                                   -----------------
                                                                                                         91,287,189
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.5%
Adobe Systems, Inc. 1                                                                    445,654         19,457,254
--------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                            442,365         16,451,554
--------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                         377,189         18,848,134
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          484,600         14,276,316
--------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                          313,859          6,236,378
--------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                                   168,600          8,652,552
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                  1,713,654         29,269,210
                                                                                                   -----------------
                                                                                                        113,191,398
--------------------------------------------------------------------------------------------------------------------
MATERIALS--4.6%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.5%
BASF AG, Sponsored ADR                                                                   175,986         24,110,082
--------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                     350,040         22,773,602
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                             464,895         39,860,097
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                            304,800         25,530,048
                                                                                                   -----------------
                                                                                                        112,273,829


                        4 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Allegheny Technologies, Inc.                                                              87,400   $      9,609,630
--------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                               200,770         26,102,108
                                                                                                   -----------------
                                                                                                         35,711,738
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc.                                                                               581,500         24,603,265
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
America Movil SAB de CV, ADR, Series L                                                   250,850         16,054,400
--------------------------------------------------------------------------------------------------------------------
American Tower Corp. 1                                                                   389,500         16,958,830
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                       421,100         17,109,293
--------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                                                                     215,200         17,678,680
                                                                                                   -----------------
                                                                                                         67,801,203
--------------------------------------------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.5%
Exelon Corp.                                                                             607,825         45,805,692
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                      1,055,343         66,845,428
                                                                                                   -----------------
                                                                                                        112,651,120
--------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Dynegy, Inc., Cl. A 1                                                                    792,847          7,325,906
                                                                                                   -----------------
Total Common Stocks (Cost $2,556,966,376)                                                             3,131,713,887
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.0%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  3,4
(Cost $98,409,096)                                                                    98,409,096         98,409,096
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,655,375,472)                                           99.7%     3,230,122,983
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.3         10,226,695
                                                                                      ------------------------------
NET ASSETS                                                                                 100.0%  $  3,240,349,678
                                                                                      ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Rate shown is the 7-day yield as of September 30, 2007.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS               SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          51,831,921   898,404,959   851,827,784           98,409,096

                                                                                                               DIVIDEND
                                                                                             VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $ 98,409,096          $ 2,438,331


                        5 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss


                        6 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2007 was as follows:

                                           CALL OPTIONS
                                  ------------------------------
                                      NUMBER OF       AMOUNT OF
                                      CONTRACTS        PREMIUMS
----------------------------------------------------------------
Options outstanding as of
December 31, 2006                            --      $       --
Options written                           2,243         722,821
Options closed or expired                (2,243)       (722,821)
                                  ------------------------------
Options outstanding as of
September 30, 2007                           --      $       --
                                  ==============================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                        7 | OPPENHEIMER EQUITY FUND, INC.

Oppenheimer Equity Fund, Inc.

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities                                $   2,676,350,853
                                                              ==================

Gross unrealized appreciation                                 $     590,576,990
Gross unrealized depreciation                                       (36,804,860)
                                                              ------------------
Net unrealized appreciation                                   $     553,772,130
                                                              ==================


                        8 | OPPENHEIMER EQUITY FUND, INC.


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007